DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
DEFINED CONTRIBUTION PLAN
DEFINED CONTRIBUTION PLAN
The Company has a defined contribution plan (the Contribution Plan) covering substantially all employees meeting certain eligibility requirements. Participants may elect to contribute a specified portion of their compensation to the Contribution Plan on a tax-deferred basis. The Company may make discretionary contributions to the Contribution Plan. The Company made contributions to the Plan of $140, $861 and $1,096 for the years ended December 31, 2011, 2012 and 2013, respectively.